EVENTS AFTER THE REPORTING PERIOD (Narrative) (Details) - Mt. Hamilton Acquisition [Member] - Sailfish Royalty Corp [Member] $ in Thousands, $ in Millions	1 Months Ended
	Mar. 23, 2026 CAD ($)	Mar. 23, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [Line Items]
Percentage of voting equity interests acquired	100.00%	100.00%
Consideration transferred, acquisition-date fair value	$ 40
London PM benchmark	20.00%
Initial Stream Term (60 months) [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of ounces of refined gold per month	341.7 ounces of refined gold per month
Initial Stream Term (60 months) [Member] | Bottom of range [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Value of delivery of refined gold per month		$ 738
Gold price range per troy ounce	2,700/oz
Initial Stream Term (60 months) [Member] | Top of range [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Value of delivery of refined gold per month		$ 1,011
Gold price range per troy ounce	3,700/oz
Additional Stream Term (72 months) [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of ounces of refined gold per month	100 ounces of refined gold per month